FAIR VALUE OF FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Aggregate carrying amount of debt	$ 7,487	$ 9,786	$ 6,828
Fair value of company's debt	7,356	9,884	6,693
Goodwill impairment	$ 0	$ 7,831